Retirement Benefits - Movements in Defined Benefit Obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ 330,739	¥ 110,075
Current service cost	(25,597)	(26,431)	¥ (30,761)
Interest cost	7,356	6,213	3,845
Past service cost		(20)	(4,077)
At end of period	443,867	330,739	110,075
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	986,810	1,028,439
Current service cost	25,597	26,431
Interest cost	15,154	12,670
Actuarial losses (gains)—demographic assumptions	(4,170)	8,411
Actuarial losses (gains)—financial assumptions	(80,455)	(38,198)
Actuarial losses (gains)—experience	447	1,979
Benefits paid	(43,583)	(43,800)
Lump-sum payments	(16,094)	(17,048)
Past service cost		(20)
Others	(651)	7,946
At end of period	¥ 883,055	¥ 986,810	¥ 1,028,439